Share-based payment plans	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of share-based payment arrangements [text block]
14	Share-based payment plans

Share-based payment plans of the parent

The changes of the year for the warrant plans are as follows:

	2018	2017	2016
Outstanding at January 1*	1,458,360	1,681,000	1,401,852
Granted	2,000	-	350,000
Forfeited / Cancelled	(69,104)	(119,784)	(70,852)
Exercised	(73,207)	(102,856)	-
Outstanding at December 31*	1,318,049	1,458,360	1,681,000
Exercisable at December 31	252,793	-	-

*The Group's share-based payment plans are all equity-settled except for the IPO warrants that have been granted to certain employees in certain countries due to legal requirements which are cash-settled. The outstanding amount includes number of stock appreciation rights ("SARs") issued under cash-settled share-based payment plans.

The number of outstanding warrants has been adjusted to reflect the 1-to-4 stock split decided in June 2014. The 2013 warrant plan gives a right to four shares for each warrant, whereas under all other warrant plans one warrant gives a right to one share. For presentation purposes the tables reflect the number of shares the warrants give right to across all plans.

In the course of October and November 2017 payments were done by employees in connection with the exercise of 25,714warrants, representing 102,856 shares (2013 warrant plan), for which the notary deed was only passed after year-end 2017. Therefore, the payments had been kept on a restricted bank account of the Company as at December 31, 2017. The notary deed required for the capital increase in connection with this exercise was passed before the notary in the course of March 2018. In addition, capital increases were passed before the notary in the course of December 2018 in connection with the exercises of warrants related to the 2013 warrant plan (second phase; 4,775 warrants representing 19,100 shares) and the IPO warrant plan (40,242 warrants representing 40,242 shares).

Equity-settled share-based payment plans

The Group has several plans in place (2013 warrant plan, IPO warrant plan and 2015 warrant plan) which have similar terms except for the exercise price, except for the 2015 warrant plan.

2013 warrant plan

Each warrant gives the right to the holder to four ordinary shares of the parent Company. The warrants have a contractual term of ten years and vest for 25% in the fourth year; 25% in the fifth year; 25% in the sixth year; and 25% in the seventh year. Warrants are exercisable as from the month after they have vested and in the subsequent exercise periods. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a contractual term of ten years.

Under the 2013 warrant plan 301,096 warrants were effectively granted in October 2013 and 166,800 warrantswere granted to certain employees and to certain members of our board of directors and senior management onNovember 28, 2013with an exercise price ranging from EUR 7.86 to EUR 8.54.

The status of the 2013 warrant plan at December 31 is as follows:

	2018	2017	2016
Outstanding at January 1	320,640	435,096	439,896
Granted	-	-	-
Forfeited / Cancelled	(1,500)	(11,600)	(4,800)
Exercised	(19,100)	(102,856)	-
Outstanding at December 31	300,040	320,640	435,096
Exercisable at December 31	89,892	-	-

With respect to the warrants exercised, we refer to our comments above. Since the 2013 warrant plan prescribes that each warrant gives right to four shares and our table above presents the impact on the number of shares, the actual remaining number of warrants as per December 31, 2017 equals 75,010.

IPO warrant plan

Each warrant gives the right to the holder to one ordinary share of the parent Company. The warrants have a contractual term of 10years and vest for 25% in the fourth year; 25% in the fifth year; 25% in the sixth year and 25% in the seventh year. Warrants are exercisable as from the month after they have vested and in the subsequent exercise periods. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a contractual term of 10 years.

The Group granted 979,898 warrants in July 2014 and 36,151 warrants in November 2014 in the context of the initial public offering to the employees of the Group with an exercise price of EUR8.81 ("IPO warrant plan"). The Group granted an additional 18,180 warrants to employees in July 2015 under the IPO warrant plan.

The status of the IPO warrant plan at December 31 is as follows:

	2018	2017	2016
Outstanding at January 1	671,503	727,599	772,859
Granted	-	-	-
Forfeited / Cancelled	(42,209)	(56,096)	(45,260)
Exercised	(40,242)	-	-
Outstanding at December 31	589,052	671,503	727,599
Exercisable at December 31	114,012	-	-

Warrant plan 2015

The board of directors decided on December 18, 2015 on a new plan ("2015 warrant plan") by which it can grant up to 1,400,000 warrants to employees. Each warrant gives the right to the holder to one ordinary share of the parent Company. The warrants vest for 10% on the second anniversary of the granting; 20% on the third anniversary of the granting; 30% on the fourth anniversary of the granting; and 40% on the fifth anniversary of the granting, unless otherwise decided by the board of directors or one or more of its representatives granted powers thereto. Warrants are exercisable only after they have vested and only during a period of (i) four weeks following the publication of the results of the parent Company of the second and fourth quarter, or (ii) if no quarterly results are published, during the month March and the month September of every year. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a term of ten years.

The Group granted 350,000 warrants in July 2016 to the employees of the Group with an exercise price of EUR6.45. The Group granted 2,000 warrants to an employee in May 2018 with an exercise price of EUR 10.08.

The status of the 2015 warrant plan at December 31 is as follows:

	2018	2017	2016
Outstanding at January 1	329,000	350,000	-
Granted	2,000	-	350,000
Forfeited / Cancelled	(5,800)	(21,000)	-
Exercised	-	-	-
Outstanding at December 31	325,200	329,000	350,000
Exercisable at December 31	32,700	-	-

Fair value

The fair value of the warrants is estimated at the grant date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the warrants were granted.

The following table provides the input to the Black-Scholes model for the 2013 warrant plan, IPO warrant plan and 2015 warrant plan:

	2015 (Sept 16)	2015 (Nov)	IPO 2014 (Nov)	IPO 2014 (June)	2013 (Dec) *	2013 (Oct) *
Return dividend	0%	0%	0%	0%	0%	0%
Expected volatility	47%	47%	50%	46%	50%	53%
Risk-free interest rate	0.24%	1.17%	1.12%	1.70%	2.56%	2.43%
Expected life	4.30	5.50	5.50	5.50	5.50	5.50
Exercise price (in EUR)	6.45	8.81	8.81	8.81	8.54	7.86
Stock price (in EUR)	6.42	8.08	8.67	8.81	18.09	18.09
Fair value SAR (in EUR)	2.41	3.30	3.94	3.83	12.23	12.77

(*) Exercise price, stock price and fair value are not adjusted for the 1 to 4 stock-split completed in June 2014.

The above input for the Black-Scholes model have been determined based on the following:

  The dividend return is estimated by reference to the historical dividend payment of the Group. Currently, this is estimated to be zero as no dividend have been paid since inception;
  Expected volatility is estimated based on the average annualized volatility of the volatility of the Group's stock (until September 2016: of a number of quoted peers in the 3D printing industry and the volatility of the Group's stock);
  Risk-free interest rate is based on the interest rate applicable for the 10Y Belgian government bond at the grant date;
  Estimated life of the warrant is determined to be until the first exercise period which is typically the month after vesting; and
  Fair value of the shares is determined based on the share price of the Group on Nasdaq at the date of valuation. For the grants prior to the initial public offering, the fair value of the shares was estimated based on a discounted cash flow model with 3-year cash flow projections and a multiple of EBITDA determined based on a number of quoted peers in the 3D printing industry.

The expense arising from share-based payment transactions for the warrants plans mentioned above was KEUR819 in 2017 (2016: KEUR921; 2015: KEUR714).

The weighted average remaining estimated life of the warrants outstanding as of December 31, 2017 is 6.92 years (2016: 4.38 years; 2015: 5.50 years). The weighted average fair value for the warrants outstanding at the end of 2017 was EUR5.60 (2016: EUR6.01; 2015: EUR3.54). The weighted average exercise price for the warrants outstanding at the end of 2017 was EUR8.05 (2016: EUR8.06; 2015: EUR8.81).

Cash-settled share-based payment plans

The Group has issued 215,688 SARs in July 2014 towards certain employees in certain countries due to legal requirements with similar terms and conditions as the IPO warrant plan except that the SAR will be settled in cash. The exercise price of the SAR is EUR8.81.

The status of this plan is as follows:

	2,018	2,017	2,016
Outstanding at January 1	137,217	168,305	189,097
Granted	-	-	-
Forfeited / Cancelled	(19,595)	(31,088)	(20,792)
Exercised	(13,865)	-	-
Outstanding at December 31	103,757	137,217	168,305
Exercisable at December 31	16,189	-	-

The SAR plan grants the bearer the right to a cash payment equal to the difference between the exercise price and the stock price at the exercise date. This plan is considered a cash settled shared based payment and is as such recorded as liability (see Note 16).

The SAR's have a contractual term of ten years and vest for 25% in the fourth year; 25% in the fifth year; 25% in the sixth year and 25% in the seventh year. SAR's are exercisable as from the month after they have vested and in the subsequent exercise periods.

The fair value of the SAR is estimated at each reporting date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the warrants were granted.

The following table lists the input used for the Black-Scholes model:

	2018	2017	2016
Return dividend	0%	0%	0%
Expected volatility	49%	49%	50%
Risk-free interest rate	0.77%	0.73%	0.55%
Expected life	1.25	2.25	3.25
Exercise price (in EUR)	8.81	8.81	8.81
Stock price (in EUR)	17.49	10.61	7.30
Fair value SAR (in EUR)	9.09	3.85	2.17

The expense arising from share-based payment transactions for the SAR's plan was KEUR204 in 2017 (2016: KEUR46; 2015: KEUR43). The carrying value of the liability at December 31, 2017 amounts to KEUR351 (2016: KEUR147; 2015: KEUR101). The total intrinsic value of the liability for warrants currently exercisable was KEUR0 at December 31, 2017, 2016 and 2015.

Share-based payment plans of RapidFit+

The subsidiary RapidFit+ has issued a warrant plan on August 23, 2013 where a maximum of 300warrants can be offered to management with an exercise price ofEUR553.92. In January 2014, a total of 199warrants were granted and accepted.

The changes for the year for the RapidFit+ warrant plan are as follows:

	2018	2017	2016
Outstanding at January 1	199	199	199
Granted	-	-	-
Forfeited / Cancelled	-	-	-
Exercised	-	-	-
Outstanding at December 31	199	199	199
Exercisable at December 31	-	-	-

The following table lists the input to the Black-Scholes model for the RapidFit+ warrant plan:

2014
Return dividend	0%
Expected volatility	50%
Risk-free interest rate	2.29%
Expected life	5.5
Exercise price	553.9
Fair value option	262.7

The expense arising from share-based payment transactions for RapidFit+ warrant plan was KEUR10in 2018 (2017:KEUR10; 2015:KEUR10).